Investments, at Fair Value Through Profit and Loss (Tables)	6 Months Ended
Jun. 30, 2026
Investments, at Fair Value Through Profit and Loss [Abstract]
Schedule of Public Investments

At June 30, 2026, the Company’s one public investment had a total fair value of $335,280.

Public Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
TenX Protocols Inc.		2,272,831 common shares and 667,000 warrants	$857,337	$335,280	100.0%
Total public investments			$857,337	$335,280	100.0%

At December 31, 2025, the Company’s one public investment had a total fair value of $272,520.

Public Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
TenX Protocols Inc.		1,334,000 common shares and 667,000 warrants	$729,965	$272,520	100.0%
Total public investments			$729,965	$272,520	100.0%

Schedule of Private Investments

At June 30, 2026, the Company’s twelve private investments had a total fair value of $15,147,378.

Private Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
Amina Bank AG		3,906,250 non-voting shares	$24,749,403	$11,442,068	75.5%
Earnity Inc.		85,142 preferred shares	95,538	-	0.0%
Luxor Technology Corporation		201,633 preferred shares	460,016	505,435	3.3%
SDK:meta, LLC		1,000,000 units	2,495,232	-	0.0%
Skolem Technologies Ltd.		16,354 preferred shares	129,495	-	0.0%
VolMEX Labs Corporation		Rights to certain preferred shares and warrants	30,000	-	0.0%
Global Benchmarks AB	(i)	53,300 common shares	199,875	199,875	1.3%
ZKP Corporation	(i)	370,370 common shares	1,000,000	-	0.0%
CH Technical Solutions SA		25 common shares	3,952,977	-	0.0%
Canada Stablecorp Inc.		303,030 common shares	500,000	500,000	3.3%
Continental Stable Coin		Rights to certain preferred shares	500,000	500,000	3.3%
Bonsol Labs Inc.		Rights to certain preferred shares	2,000,000	2,000,000	13.2%
Total private investments			$36,112,536	$15,147,378	100.0%

(i)	Investments in related party entities see Note 27

At December 31, 2025, the Company’s twelve private investments had a total fair value of $29,372,628.

Private Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
Amina Bank AG		3,906,250 non-voting shares	$24,749,403	$24,285,752	82.7%
Earnity Inc.		85,142 preferred shares	95,538	-	0.0%
Luxor Technology Corporation		201,633 preferred shares	460,016	524,963	1.8%
SDK:meta, LLC		1,000,000 units	2,495,232	-	0.0%
Skolem Technologies Ltd.		16,354 preferred shares	129,495	-	0.0%
VolMEX Labs Corporation		Rights to certain preferred shares and warrants	30,000	-	0.0%
Global Benchmarks AB	(i)	53,300 common shares	199,875	199,875	0.7%
ZKP Corporation	(i)	370,370 common shares	1,000,000	1,000,000	3.4%
CH Technical Solutions SA		25 common shares	3,952,977	362,038	1.2%
Canada Stablecorp Inc.		303,030 common shares	500,000	500,000	1.7%
Continental Stable Coin		Rights to certain preferred shares	500,000	500,000	1.7%
Bonsol Labs Inc.		Rights to certain preferred shares	2,000,000	2,000,000	6.8%
Total private investments			$36,112,536	$29,372,628	100.0%

Schedule of Other Investments

At June 30, 2026, the Company’s two other investments had a total fair value of $19,050,483.

Other investments	Note		Cost	Estimated Fair Value	% of FV
STRC preferred shares		200,914 preferred shares	$19,999,990	$17,049,562	89.5%
Short-term investment		2,000,921 RWUSD	$2,000,000	$2,000,921	10.5%
Total other investments			$21,999,990	$19,050,483	100.0%